Lease Liabilities	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Lease Liabilities
15.	LEASE LIABILITIES

Equipment Lease

On October 2, 2019, the Company entered into a Master Services Agreement (the “Agreement”) to lease thirteen trucks and three loaders (the “Equipment”) with Caterpillar Financial Services Corporation to be employed at the Florida Canyon Mine site (the “Equipment Lease”).

For each unit of Equipment, the CAT Lease stipulates a monthly service fee based on the hourly fees that will be calculated by multiplying the hourly fee for the applicable hour range by the billed hours as set forth within the Agreement. The monthly fee is variable and based on the actual usage of hours for each unit of Equipment. Should the actual monthly hours be less than the minimum monthly hours contracted for a given month, then the difference in hours will be tracked as credit hours (“Credit Hours”) to be applied in future months when the actual monthly hours exceed the minimum monthly hours. The hourly fees are comprehensive and include the lease charge, service fees and the financing components.

The Agreement is for a maximum 72-month term based on the minimum hours of usage. The Company anticipates using the Equipment for greater hours than the minimum and therefore anticipates an approximate five-year term, depending on the actual hours of operation, after which the equipment can be purchased through a buyout price for $1,986.

The Company applied IFRS 16 to the valuation of the Equipment Lease (note 3). As at December 31, 2019, all units were in service.

The value of the Equipment Lease was projected using the estimated cash flows, based on Hourly Fees, over the estimated five year term of the lease. A discount rate of 10% was used to determine the imputed interest, as it corresponds to the Company’s incremental borrowing rate.

The initial recognition of the value of the Equipment Lease was deemed as $41,713.

The Equipment is to be amortized straight line over the life of the mine to estimated net recoverable value of $500. For the year ended December 31, 2019, the Company recorded depreciation of $846 (December 31, 2018 - $nil).

December 31,
2019
Balance, opening	$-
Initial recognition of lease liability	41,713
Interest	1,037
Change in estimated cash flows and assumptions	14
Payments - principal and interest	(3,764)
$39,000
Non-current portion of Equipment Lease liability	$29,158
Current portion of Equipment Lease liability	$9,842

Office leases

The Company has two office leases. At December 31, 2019, current and long-term lease liabilities were $167 and $217, respectively (December 31, 2018 - $nil and $nil, respectively).